Annual Fund Operating Expenses	Sep. 11, 2026	[1]
Corgi U.S. Equities 15% Structured Buffer ETF - September Series | Corgi U.S. Equities 15% Structured Buffer ETF - September Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 15% Structured Buffer ETF - October Series | Corgi U.S. Equities 15% Structured Buffer ETF - October Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 15% Structured Buffer ETF - November Series | Corgi U.S. Equities 15% Structured Buffer ETF - November Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 15% Structured Buffer ETF - December Series | Corgi U.S. Equities 15% Structured Buffer ETF - December Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 15% Structured Buffer ETF - January Series | Corgi U.S. Equities 15% Structured Buffer ETF - January Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 15% Structured Buffer ETF - February Series | Corgi U.S. Equities 15% Structured Buffer ETF - February Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 15% Structured Buffer ETF - March Series | Corgi U.S. Equities 15% Structured Buffer ETF - March Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 15% Structured Buffer ETF - April Series | Corgi U.S. Equities 15% Structured Buffer ETF - April Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 10% Structured Buffer ETF - September Series | Corgi U.S. Equities 10% Structured Buffer ETF - September Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 10% Structured Buffer ETF - October Series | Corgi U.S. Equities 10% Structured Buffer ETF - October Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 10% Structured Buffer ETF - November Series | Corgi U.S. Equities 10% Structured Buffer ETF - November Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 10% Structured Buffer ETF - December Series | Corgi U.S. Equities 10% Structured Buffer ETF - December Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 10% Structured Buffer ETF - January Series | Corgi U.S. Equities 10% Structured Buffer ETF - January Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 10% Structured Buffer ETF - February Series | Corgi U.S. Equities 10% Structured Buffer ETF - February Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 10% Structured Buffer ETF - March Series | Corgi U.S. Equities 10% Structured Buffer ETF - March Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 10% Structured Buffer ETF - April Series | Corgi U.S. Equities 10% Structured Buffer ETF - April Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Growth & Technology 15% Structured Buffer ETF - September Series | Corgi Growth & Technology 15% Structured Buffer ETF - September Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Growth & Technology 15% Structured Buffer ETF - October Series | Corgi Growth & Technology 15% Structured Buffer ETF - October Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Growth & Technology 15% Structured Buffer ETF - November Series | Corgi Growth & Technology 15% Structured Buffer ETF - November Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Growth & Technology 15% Structured Buffer ETF - December Series | Corgi Growth & Technology 15% Structured Buffer ETF - December Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Growth & Technology 15% Structured Buffer ETF - January Series | Corgi Growth & Technology 15% Structured Buffer ETF - January Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Growth & Technology 15% Structured Buffer ETF - February Series | Corgi Growth & Technology 15% Structured Buffer ETF - February Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Growth & Technology 15% Structured Buffer ETF - March Series | Corgi Growth & Technology 15% Structured Buffer ETF - March Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Growth & Technology 15% Structured Buffer ETF - April Series | Corgi Growth & Technology 15% Structured Buffer ETF - April Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Growth & Technology 10% Structured Buffer ETF - September Series | Corgi Growth Technology 10 Structured Buffer ETF - September Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Growth & Technology 10% Structured Buffer ETF - October Series | Corgi Growth & Technology 10% Structured Buffer ETF - October Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Growth & Technology 10% Structured Buffer ETF - November Series | Corgi Growth & Technology 10% Structured Buffer ETF - November Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Growth & Technology 10% Structured Buffer ETF - December Series | Corgi Growth & Technology 10% Structured Buffer ETF - December Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Growth & Technology 10% Structured Buffer ETF - January Series | C000275013 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Growth & Technology 10% Structured Buffer ETF - February Series | Corgi Growth & Technology 10% Structured Buffer ETF - February Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Growth & Technology 10% Structured Buffer ETF - March Series | Corgi Growth & Technology 10% Structured Buffer ETF - March Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Growth & Technology 10% Structured Buffer ETF - April Series | Corgi Growth & Technology 10% Structured Buffer ETF - April Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Small-Cap 15% Structured Buffer ETF - September Series | Corgi U.S. Small-Cap 15% Structured Buffer ETF - September Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Small-Cap 15% Structured Buffer ETF - October Series | Corgi U.S. Small-Cap 15% Structured Buffer ETF - October Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Small-Cap 15% Structured Buffer ETF - November Series | Corgi U.S. Small-Cap 15% Structured Buffer ETF - November Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Small-Cap 15% Structured Buffer ETF - December Series | Corgi U.S. Small-Cap 15% Structured Buffer ETF - December Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Small-Cap 15% Structured Buffer ETF - January Series | Corgi U.S. Small-Cap 15% Structured Buffer ETF - January Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Small-Cap 15% Structured Buffer ETF - February Series | U.S. Small-Cap 15% Structured Buffer ETF - February Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Small-Cap 15% Structured Buffer ETF - March Series | Corgi U.S. Small-Cap 15% Structured Buffer ETF - March Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Small-Cap 15% Structured Buffer ETF - April Series | Corgi U.S. Small-Cap 15% Structured Buffer ETF - April Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 30% Structured Buffer ETF - September Series | Corgi U.S. Equities 30% Structured Buffer ETF - September Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 30% Structured Buffer ETF - October Series | Corgi U.S. Equities 30% Structured Buffer ETF - October Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 30% Structured Buffer ETF - November Series | Corgi U.S. Equities 30% Structured Buffer ETF - November Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 30% Structured Buffer ETF - December Series | Corgi U.S. Equities 30% Structured Buffer ETF - December Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 30% Structured Buffer ETF - January Series | Corgi U.S. Equities 30% Structured Buffer ETF - January Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 30% Structured Buffer ETF - February Series | Corgi U.S. Equities 30% Structured Buffer ETF - February Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 30% Structured Buffer ETF - March Series | Corgi U.S. Equities 30% Structured Buffer ETF - March Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 30% Structured Buffer ETF - April Series | Corgi U.S. Equities 30% Structured Buffer ETF - April Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 100% Structured Buffer ETF - September Series | Corgi U.S. Equities 100% Structured Buffer ETF - September Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 100% Structured Buffer ETF - October Series | Corgi U.S. Equities 100% Structured Buffer ETF - October Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 100% Structured Buffer ETF - November Series | Corgi U.S. Equities 100% Structured Buffer ETF - November Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 100% Structured Buffer ETF - December Series | Corgi U.S. Equities 100% Structured Buffer ETF - December Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 100% Structured Buffer ETF - January Series | Corgi U.S. Equities 100% Structured Buffer ETF - January Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 100% Structured Buffer ETF - February Series | Corgi U.S. Equities 100% Structured Buffer ETF - February Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 100% Structured Buffer ETF - March Series | Corgi U.S. Equities 100% Structured Buffer ETF - March Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi U.S. Equities 100% Structured Buffer ETF - April Series | Corgi U.S. Equities 100% Structured Buffer ETF - April Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi International Developed Equities 15% Structured Buffer ETF - September Series | Corgi International Developed Equities 15% Structured Buffer ETF - September Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi International Developed Equities 15% Structured Buffer ETF - October Series | Corgi International Developed Equities 15% Structured Buffer ETF - October Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi International Developed Equities 15% Structured Buffer ETF - November Series | Corgi International Developed Equities 15% Structured Buffer ETF - November Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi International Developed Equities 15% Structured Buffer ETF - December Series | Corgi International Developed Equities 15% Structured Buffer ETF - December Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi International Developed Equities 15% Structured Buffer ETF - January Series | Corgi International Developed Equities 15% Structured Buffer ETF - January Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi International Developed Equities 15% Structured Buffer ETF - February Series | Corgi International Developed Equities 15% Structured Buffer ETF - February Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi International Developed Equities 15% Structured Buffer ETF - March Series | Corgi International Developed Equities 15% Structured Buffer ETF - March Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi International Developed Equities 15% Structured Buffer ETF - April Series | Corgi International Developed Equities 15% Structured Buffer ETF - April Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Emerging Markets Equities 15% Structured Buffer ETF - September Series | Corgi Emerging Markets Equities 15% Structured Buffer ETF - September Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Emerging Markets Equities 15% Structured Buffer ETF - October Series | Corgi Emerging Markets Equities 15% Structured Buffer ETF - October Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Emerging Markets Equities 15% Structured Buffer ETF - November Series | Corgi Emerging Markets Equities 15% Structured Buffer ETF - November Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Emerging Markets Equities 15% Structured Buffer ETF - December Series | Corgi Emerging Markets Equities 15% Structured Buffer ETF - December Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Emerging Markets Equities 15% Structured Buffer ETF - January Series | Corgi Emerging Markets Equities 15% Structured Buffer ETF - January Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Emerging Markets Equities 15% Structured Buffer ETF - February Series | Corgi Emerging Markets Equities 15% Structured Buffer ETF - February Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Emerging Markets Equities 15% Structured Buffer ETF - March Series | Corgi Emerging Markets Equities 15% Structured Buffer ETF - March Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%
Corgi Emerging Markets Equities 15% Structured Buffer ETF - April Series | Corgi Emerging Markets Equities 15% Structured Buffer ETF - April Series Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.30%

[1]	Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed to waive a portion of its management fee equal to 0.10% of the Fund's average daily net assets. This agreement has no termination date and may not be terminated without the approval of the Board of Trustees, upon not less than thirty (30) days' prior written notice to the Adviser; provided that the Board may not terminate the agreement with respect to any Fund prior to the one-year anniversary of the effective date of the agreement with respect to such Fund. Amounts waived are not subject to recoupment by the Adviser.